Annual Total Returns - Freedom Income Portfolio [BarChart] - 02.28 VIP Freedom Funds Initial, Service, Service 2 Combo PRO-11 - Freedom Income Portfolio - VIP Freedom Income Portfolio-Initial VIP	Apr. 30, 2022
Bar Chart Table:
Annual Return 2012	6.52%
Annual Return 2013	5.55%
Annual Return 2014	3.78%
Annual Return 2015	(0.34%)
Annual Return 2016	4.50%
Annual Return 2017	8.48%
Annual Return 2018	(1.96%)
Annual Return 2019	11.94%
Annual Return 2020	10.47%
Annual Return 2021	3.35%